Investment Objectives and Goals - Defiance KSM TipRanks Analyst ETF	Jun. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance KSM TipRanks Analyst ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance KSM TipRanks Analyst ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TipRanks US Momentum Analysts Index (the “Index”).